SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco Discovery Large Cap Fund
Invesco V.I. Discovery Large Cap Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses and Statutory Prospectuses and retain it for future reference.
Effective February 27, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr., CFA	Portfolio Manager (Lead)	2020

Ido Cohen	Portfolio Manager	2026

Ash Shah, CFA	Portfolio Manager	2020

2. The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:
▪
Ronald J. Zibelli, Jr., CFA, Portfolio Manager (Lead), who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm.
▪
Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2010.
▪
Ash Shah, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Shah was associated with OppenheimerFunds, a global asset management firm.
ACST-AVIF-SUMSTAT-SUP-1

SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco American Franchise Fund
Invesco V.I. American Franchise Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses and Statutory Prospectuses and retain it for future reference.
Effective February 27, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr., CFA	Portfolio Manager (Lead)	2022

Ido Cohen	Portfolio Manager	2010

Ash Shah, CFA	Portfolio Manager	2026

2. The following information replaces in its entirety the bulleted list under "Fund Management – Portfolio Managers" in the Statutory Prospectuses:
▪
Ronald J. Zibelli, Jr., CFA, Portfolio Manager (Lead), who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm.
▪
Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.
▪
Ash Shah, CFA, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Shah was associated with OppenheimerFunds, a global asset management firm.
ACST-AVIF-SUMSTAT-SUP-2

SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco Discovery Fund
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
Effective February 27, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr., CFA	Portfolio Manager (Lead)	2019 (predecessor fund 2006)

Justin Livengood, CFA	Portfolio Manager	2026

Ash Shah, CFA	Portfolio Manager	2019 (predecessor fund 2014)

2. The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
▪
Ronald J. Zibelli, Jr., CFA, Portfolio Manager (Lead), who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Zibelli managed the predecessor fund since 2006 and was associated with OppenheimerFunds, a global asset management firm, since 2006.
▪
Justin Livengood, CFA, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Livengood was associated with OppenheimerFunds, a global asset management firm.
▪
Ash Shah, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Shah managed the predecessor fund since 2014 and was associated with OppenheimerFunds, a global asset management firm, since 2006.
O-DIS-SUMSTAT-SUP

SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco Equity and Income Fund
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
Effective February 27, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Brian Jurkash	Portfolio Manager (Co-lead)	2015

Matthew Titus, CFA	Portfolio Manager (Co-lead)	2016

Chuck Burge	Portfolio Manager	2010

Will Guthrie	Portfolio Manager	2026

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)*

*Predecessor fund refers to the Van Kampen Equity and Income Fund, which was reorganized into the Fund after the close of business on June 1, 2010.
2. The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
▪
Brian Jurkash, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.
▪
Matthew Titus, CFA, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016.
▪
Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.
▪
Will Guthrie, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2014.
▪
Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.
VK-EQI-SUMSTAT-SUP 022726

SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco Growth and Income Fund
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
Effective February 27, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Brian Jurkash	Portfolio Manager (Co-lead)	2015

Matthew Titus, CFA	Portfolio Manager (Co-lead)	2016

Will Guthrie	Portfolio Manager	2026

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)*

*Predecessor fund refers to the Van Kampen Growth and Income Fund, which was reorganized into the Fund after the close of business on June 1, 2010.
2. The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
▪
Brian Jurkash, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.
▪
Matthew Titus, CFA, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016.
▪
Will Guthrie, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2014.
▪
Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.
VK-GRI-SUMSTAT-SUP 022726